EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended		9 Months Ended		12 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Dec. 31, 2011 Defined Benefit Plans	Dec. 31, 2011 Defined Benefit Plans Minimum	Dec. 31, 2011 Defined Benefit Plans Maximum	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2010 U.S. Defined Benefit Plans	Dec. 31, 2009 U.S. Defined Benefit Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Plans	Dec. 31, 2009 Non-U.S. Defined Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Dec. 31, 2011 U.S. Other Postretirement Benefit Plans	Dec. 31, 2010 U.S. Other Postretirement Benefit Plans	Dec. 31, 2009 U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2010 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2009 Non-U.S. Other Postretirement Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay								4.00%	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004								1.00%	8.00%
Period of additional annual pay credits							5 years
Change in benefit obligation
Benefit obligation at beginning of year										$ 761	$ 705		$ 2,255	$ 2,152						$ 129	$ 127		$ 7	$ 8
Service cost			12	18	43	51				23	21	20	44	44	43	1		3	2	3	3	3			3
Interest cost			36	39	109	116				44	40	41	110	102	102	2	2	5	6	7	7	8	1
Participant contributions													14	13						5	4
Plan amendments													(1)
Foreign currency exchange rate changes													(13)	(23)									(1)
Settlements/transfers													(20)	(10)
Curtailments													(38)
Special termination benefits													8		2
Actuarial loss										47	34		83	64						1	5
Benefits paid										(41)	(39)		(111)	(87)						(17)	(17)		(1)	(1)
Benefit obligation at end of year										834	761	705	2,331	2,255	2,152					128	129	127	6	7	8
Change in plan assets
Fair value of plan assets at beginning of year					2,600	2,500	2,500			517	461		2,025	1,880
Actual return on plan assets										(7)	61		43	163
Foreign currency exchange rate changes													(10)	(15)
Participant contributions													14	13						5	4
Other													(1)	2
Company contributions										69	34		86	79						12	13		1	1
Settlements/transfers													(20)	(10)
Benefits paid										(41)	(39)		(111)	(87)						(17)	(17)		(1)	(1)
Fair value of plan assets at end of year							2,600			538	517	461	2,026	2,025	1,880
Funded status
Fair value of plan assets							2,600			538	517	461	2,026	2,025	1,880
Benefit obligation										834	761	705	2,331	2,255	2,152					128	129	127	6	7	8
Accrued benefit cost										(296)	(244)		(305)	(230)						(128)	(129)		(6)	(7)
Amounts recognized in balance sheet:
Noncurrent asset	100	75											100	75
Current liability										(6)	(5)		(6)	(6)						(12)	(12)
Noncurrent liability										(290)	(239)		(399)	(299)						(116)	(117)		(6)	(7)
Total										$ (296)	$ (244)		$ (305)	$ (230)						$ (128)	$ (129)		$ (6)	$ (7)